Note 8 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Work-in-progress	$ 103,969	$ 66,514
Finished goods	16,531	15,347
Supplies and other	21,479	12,650
Inventory, Net, Total	141,979	94,511
Accrued payroll and benefits	160,795	94,010
Value appreciation plans	35	6,510
Customer advances	2,730	1,454
Other	87,632	63,470
Accrued Liabilities, Current, Total	$ 251,192	$ 165,444